Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2018
Disclosure Of Property Plant And Equipment [Abstract]
Property, Plant and Equipment, Net

18. PROPERTY, PLANT AND EQUIPMENT, NET

	Upstream Assets
	Development & Production	Other Upstream	Refining Equipment	Other (1)	Total
COST
As at December 31, 2016	31,941	333	5,259	1,074	38,607
Additions	1,324	-	168	89	1,581
Acquisitions (Note 9) (2)	26,317	-	-	-	26,317
Transfers from E&E Assets (Note 17)	6	-	-	-	6
Transfers to Assets Held for Sale (Note 11)	(19,719)	-	-	-	(19,719)
Change in Decommissioning Liabilities	(67)	-	-	3	(64)
Exchange Rate Movements and Other	(28)	-	(364)	1	(391)
Divestitures (Notes 8 and 11) (2)	(12,333)	-	(2)	-	(12,335)
As at December 31, 2017	27,441	333	5,061	1,167	34,002
Additions	1,065	-	204	61	1,330
Transfers from Assets Held for Sale (Note 11)	469	-	-	-	469
Change in Decommissioning Liabilities	(279)	-	(3)	(3)	(285)
Exchange Rate Movements and Other	(6)	-	370	-	364
Divestitures (Note 8)	(644)	-	-	(12)	(656)
As at December 31, 2018	28,046	333	5,632	1,213	35,224

ACCUMULATED DEPRECIATION, DEPLETION AND AMORTIZATION
As at December 31, 2016	20,088	308	1,076	709	22,181
DD&A	1,653	23	209	68	1,953
Impairment Losses (Note 10)	77	-	-	-	77
Transfers to Assets Held for Sale (Note 11)	(16,120)	-	-	-	(16,120)
Exchange Rate Movements and Other	17	-	(91)	1	(73)
Divestitures (Notes 8 and 11) (2)	(3,611)	-	(1)	-	(3,612)
As at December 31, 2017	2,104	331	1,193	778	4,406
DD&A	1,874	2	217	64	2,157
Transfers from Assets Held for Sale (Note 11)	35	-	-	-	35
Impairment Losses (Note 10)	106	-	-	-	106
Impairment Reversals (Note 10)	(132)	-	-	-	(132)
Exchange Rate Movements and Other	(31)	-	32	-	1
Divestitures (Note 8)	(38)	-	-	(9)	(47)
As at December 31, 2018	3,918	333	1,442	833	6,526

CARRYING VALUE
As at December 31, 2016	11,853	25	4,183	365	16,426
As at December 31, 2017	25,337	2	3,868	389	29,596
As at December 31, 2018	24,128	-	4,190	380	28,698
(1)	Includes crude-by-rail terminal, office furniture, fixtures, leasehold improvements, information technology and aircraft.
(2)

In connection with the Acquisition, Cenovus was deemed to have disposed of its pre-existing interest in FCCL and re-acquired it at fair value as required by IFRS 3. The carrying value of the pre-existing interest in FCCL was $8,602 million.

PP&E includes the following amounts in respect of assets under construction and not subject to DD&A:

As at December 31,	2018	2017
Development and Production	1,818	1,809
Refining Equipment	181	131
	1,999	1,940